Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020 [1]	Dec. 31, 2019 [1]
Profit or loss [abstract]
Research and development expenses	$ 11,827	$ 7,238	$ 2,278
Sales, general and administrative expenses	6,107	6,001	4,393
Operating Loss	17,934	13,239	6,671
Expenses (income) on account of warrants		15,655	(1,509)
Finance expenses	212	61	181
Finance income	(320)	(254)	(151)
Finance expenses (income), net	(108)	15,462	(1,479)
Tax expenses, net			216
Loss for the year from continuing operations	17,826	28,701	5,408
Loss (profit) from discontinued operation	642	(627)	485
Loss attributable to:
Owners of the Company	18,384	27,999	5,850
Non-controlling interests	84	75	43
Total Loss attributable	$ 18,468	$ 28,074	$ 5,893
Continuing operations
Basic & diluted loss per ADS - USD (in Dollars per share)	$ 1.01	$ 2.5	$ 2.75
Number of ADSs used in calculating basic & diluted loss per ADS (in Shares)	17,568,036	11,500,113	1,936,778
Discontinued operation
Basic & diluted loss (profit) per ADS – USD (in Dollars per share)	$ 0.04	$ (0.05)	$ 0.25
Number of ADSs used in calculating basic & diluted loss (profit) per ADS (in Shares)	17,568,036	11,500,113	1,936,778

[1]	Restated , see Note 4 discontinued operation.